Annual Report

                                                          MID-CAP
                                                          GROWTH
                                                          FUND -
                                                          ADVISOR CLASS

                                                          DECEMBER 31, 2000

                                     [LOGO]
                                 T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Mid-Cap Growth Fund - Advisor Class

o Highflying tech and telecom stocks crashed in 2000, but broad mid-cap indices actually posted gains on the strength of surging value stocks.

o Your fund managed a 1.63% gain in the second half, ahead of our aggressive growth benchmarks but behind the S&P MidCap 400 Index.

o Results were aided by better performance from the stocks of traditional growth companies that have lagged in recent years.

o The breakdown of momentum strategies and a renewed emphasis on fundamentals by investors favor our valuation-sensitive growth approach.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

The stock market began 2000 as it ended 1999, with manic speculation focused on the so-called New Economy sectors - technology, media, telecom, and the Internet. Early in the year, in fact, the market's trajectory suggested that the Standard & Poor's 500 Stock Index might gain more than 20% for the sixth straight year. However, reality interjected and the market corrected beginning in March, led by the New Economy stocks that had risen so spectacularly in the latter stages of the market's advance.

Most indices ended the year near their lows. While the S&P 500 fell 9% for the year, the tech-laden Nasdaq Composite Index plunged 39% in 2000, and an astonishing 54% from its March 10 high to its December 20 low. Nevertheless, as the New Economy issues deflated, many companies in traditional Old Economy businesses, the mainstay of this fund, actually performed quite well. In fact, broad mid-cap indices bucked the overall downtrend, led entirely by value-oriented stocks.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
Periods Ended 12/31/00                                     6 Months    (3/31/00)
--------------------------------------------------------------------------------
Mid-Cap Growth Fund -
Advisor Class                                                 1.63%       -2.22%
--------------------------------------------------------------------------------
S&P MidCap 400 Index                                          7.83         4.28
--------------------------------------------------------------------------------
Russell MidCap Growth Index                                 -21.31       -27.14
--------------------------------------------------------------------------------
Lipper Mid-Cap Core Fund Index                               -3.98        -7.20
--------------------------------------------------------------------------------

The strong 7.83% second-half gain of the S&P MidCap 400 Index, as shown in the table, was driven by the significant influence of value stocks, such as financials and utilities. The Russell Midcap Growth Index posted a steep loss for the half, while the Russell Midcap Value Index surged more than 20%. Your fund's growth-at-a-reasonable-price approach falls well between these extremes, as illustrated by the fund's small second-half gain. While these results were mixed versus the two unmanaged market indices, they exceeded our benchmark of competing funds, the Lipper Mid-Cap Core Fund Index.

YEAR-END DISTRIBUTIONS

Your Board of Directors declared a capital gain distribution of $3.27, of which $0.07 was short term, payable on December 14 to shareholders of record on December 12, 2000. You should have received your check or statement reflecting the distribution as well as form 1099-DIV summarizing this information for 2000 tax purposes.

MARKET ENVIRONMENT

In the midst of an economic expansion that has shattered all records for longevity, U.S. economic growth actually accelerated in the first quarter of 2000. The Federal Reserve, which raised short-term rates three times in 1999 in an attempt to avert potential inflation from an overheated economy, upped the ante three more times in the first half of 2000. By late spring, consumer and industrial companies began to see evidence of a slowdown, but this was just a harbinger of what was to come. By fall, the economy began to slow swiftly, albeit from a high level of growth. The deceleration was probably caused by several factors: higher interest rates, which constricted credit to some of the highflying sectors like telecommunications; the popping of the Internet bubble and the subsequent stock market decline; and higher energy costs, particularly for natural gas, which is used to heat a majority of American homes. In any case, we exited 2000 on a starkly different trajectory from the one we started on - declining growth, falling consumer confidence, mounting layoffs, and the threat of recession. Welcome, President Bush.

In early 2000, the stock market, like the economy, proved resilient in spite of rising interest rates. Powerful momentum - and rabid speculation - carried over from late 1999. Stock indices were extremely volatile. High volatility is often associated with major turning points in markets. And so it was this time. A sharp correction in New Economy stocks took place in the spring, followed by a recovery that lasted through the summer. The summer resurgence encompassed a broader number of stocks, including value-oriented sectors such as energy and financials, but some sectors, particularly the unprofitable dot-coms, hardly recovered at all.

By September, the highflying New Economy stocks began to fade again, this time precipitated not simply by high valuations but also by nascent signs of fundamental weakness in their businesses. Venture capitalists compounded the downturn by unloading stakes they had acquired in companies before they went public, supplying a seemingly endless amount of stock to the markets even as prices fell. Public market investors were left to conclude that those who knew these companies best wanted out at any price. As numerous negative earnings preannouncements from tech companies filled the news in November, the decline became a rout.

During the year, value stocks supplanted growth stocks as the market leaders after several years of growth stock hegemony. In hindsight, this was to be expected. Last year at this time, the press was pillorying icons of value investing such as Warren Buffett and lionizing young Internet entrepreneurs. Although growth stocks - particularly those of the large-cap variety - have had a long run, value and growth stocks tend to perform comparably over the long term, and the pendulum is definitely swinging back toward value. Mid-cap stocks were among the best performing groups last year, although there was a strong bias to the value side, as discussed. The strength among mid-caps reflected better earnings growth and more attractive valuations relative to large-caps. The best performing sectors included health care, financials, energy, and utilities.

GROWTH VS. VALUE
--------------------------------------------------------------------------------
Periods Ended 12/31/00                                      6 Months   12 Months
--------------------------------------------------------------------------------
Russell Midcap Growth Index                                  -21.31%    -11.75%
--------------------------------------------------------------------------------
Russell Midcap Value Index                                    20.01      19.18
--------------------------------------------------------------------------------

PORTFOLIO REVIEW

Health care stocks were the fund's best performers, and seven of the top 10 contributors in the second half were health-related. Three health care services companies led the list of top performers. These companies merely executed their business plans, but investor perceptions of the sector improved dramatically.

Lincare Holdings, one of the nation's largest home oxygen providers and the fund's top performer for the half, continued to gain market share. As investor concerns about government reimbursement subsided, the stock was rewarded with a significant price/earnings multiple expansion. The second-largest contributor for the half was AmeriSource Health, a leading drug distributor to hospitals and pharmacies. As the year began, investors had an irrational fear that this sector would be disintermediated by the Internet, but as reality returned, the concern receded and the stock more than tripled. Omnicare, a pharmacy provider to nursing homes and the fund's third-best performer in the half, recovered from an earnings miss at midyear to post a strong profit recovery.

Among the top nonhealth care stocks that contributed to our performance were Waddell & Reed Financial, a well-run investment manager that is gaining recognition on Wall Street, and Concord EFS, a leading processor of credit and debit card transactions that made a notable acquisition.

While our worst performers over the past six months were overwhelmingly technology and telecom companies, a retailer topped the list. Circuit City, the large consumer electronics retailer disappointed us repeatedly as its earnings fell well short of expectations. We believe that we are in the early stages of a huge digital upgrade cycle in consumer electronics that will culminate in affordable, fully digital flat screen televisions populating many of our homes in the years ahead. What we missed was that Circuit City's format was becoming outdated, and the company was losing market share to its primary competitor, Best Buy, which we belatedly added as a new position.

Bargains Amid the Wreckage

KLA-Tencor, a semiconductor equipment supplier, and Lattice Semiconductor, a maker of programmable logic devices, were poor performers as earnings expectations fell late in the year. We added to our positions in both, as we believed that valuations were close to trough levels barring a deep recession in 2001. Telecom companies were also among the fund's worst contributors. Western Wireless, a rural cellular provider in the western United States, declined even though it generally met investor expectations. We recently added to our holdings in the belief that the stock is attractively valued. We also added to Allegiance Telecom, a competitive local exchange carrier. Its stock was cut by two-thirds in the telecom stock panic last fall, but we feel its fundamentals are intact.

As technology and telecom stocks in general corrected significantly, we added to our positions. We emphasized semiconductor, semiconductor capital equipment, and telecom service providers that we found attractive at their reduced levels. We are still somewhat wary of the software and telecom equipment sectors, where stock prices, while steeply discounted from a few months ago, still look quite high. The strong performance of health care stocks and the decline in technology issues were the primary determinants of changes in our industry weightings during the half.

INVESTMENT STRATEGY AND OUTLOOK

Looking back on 2000, it seems hard to believe that the extremes we witnessed in the stock market and in the economy all took place in one year. As the year began, New Economy issues were sprinting to new highs while the stocks of many of the steadier, more traditional growth companies we tend to favor declined relentlessly. By year-end, however, many Old Economy stocks were pushing new highs, while the former New Economy darlings had experienced a sickening plunge.

SECTOR DIVERSIFICATION 6/30/00 12/31/00
--------------------------------------------------------------------------------
Financial                                                  9%                11%
--------------------------------------------------------------------------------
Health Care                                               16                 21
--------------------------------------------------------------------------------
Consumer                                                   8                  7
--------------------------------------------------------------------------------
Technology                                                21                 17
--------------------------------------------------------------------------------
Business Services                                         29                 27
--------------------------------------------------------------------------------
Energy                                                     6                  7
--------------------------------------------------------------------------------
Industrial                                                 3                  3
--------------------------------------------------------------------------------
Reserves                                                   8                  7
--------------------------------------------------------------------------------
Total                                                    100%               100%

While the press has widely portrayed 2000 as a bear market year, trumpeting the Nasdaq's 39% decline, the damage was primarily in the technology, telecom, media, and Internet sectors so heavily represented in that index. Other indices declined less drastically. The S&P 500 was down 9%, but more of the 500 stocks rose than fell for the year. And to put the Nasdaq decline in perspective, the index is still up more than 50% over the past three years. The year was particularly painful for investors concentrated in a few sectors, but less so for the majority who were more broadly diversified.

Much has been written about the Internet stock bubble, and tales of the frenzy certainly make for entertaining reading. (As an aside, the press played an important role in creating and reinforcing the bubble mentality, but that is a topic for another day.) Now, as we read a seemingly never-ending stream of dot-com obituaries, it has become evident that the Internet will drive corporate America to greater efficiencies longer-term, but pure dot-com models of success will be rarities.

Capital Spending Powered the Boom

Less well understood is the underpinning of the tech stock boom that provided the ebullient backdrop for the Internet bubble in the first place. Corporate expenditures on capital equipment ranged from 5% to 6% of gross domestic product
(GDP) from the late 1970s through 1991. But this level more than doubled over the past decade to about 12% of GDP today as businesses embraced new computer and communications technologies. Since 1994, capital expenditures on information processing equipment have grown at rates of 20% to 25%, a stupendous pace of expansion that is unsustainable longer-term.

--------------------------------------------------------------------------------
 ... TECHNOLOGY VENDORS ARE QUITE VULNERABLE TO A REDUCTION IN THE GROWTH OF CAPITAL SPENDING AS CORPORATE PROFIT GROWTH SLOWS.
--------------------------------------------------------------------------------

The surge in capital investment produced a long up-cycle in technology stocks, leading some to conclude that tech was no longer cyclical. Traditionally, however, corporate capital expenditures have been one of the most cyclical components of GDP. With technology now accounting for over half of all corporate capital outlays, we believe technology vendors are quite vulnerable to a reduction in the growth of capital spending as corporate profit growth slows. Furthermore, the high level of tech spending over the last several years was financed primarily by stock and bond offerings, but the capital markets are much less hospitable today than even a few quarters ago.

Looking back on this period of financial history, with the benefit of little perspective at this point, it is possible that the real anomaly was a capital-spending boom of unprecedented magnitude. The optimists will argue that the long-term trend of substituting capital for labor has simply accelerated. But if this boom is coming to an end, how policymakers and financial markets react to the aftershocks will be critical.

Will Nasdaq's bear market eventually envelop the rest of the market? Or will we look back on this period as a healthy corrective phase that cleansed the excesses of speculation from the system - a pause in the bull market? The answer probably depends on the economy. In the first half of 2000, the economy grew at a blistering pace, but, by year-end, we were seeing widespread weakness across most industry groups. This is the most sudden and rapid decline in business activity in many years. As we write, the Federal Reserve has just taken the extraordinary step of an emergency, half-point cut in short-term interest rates. If the economy averts a recession, and the technology-spending boom subsides to a manageable pace, corporate profit growth should resume. With valuations at more modest levels than a year ago, the broader marker should not duplicate Nasdaq's fate.

Valuations of mid-cap stocks, while above their lows of March 1999, are still very attractive relative to larger companies. Mid-cap performance cycles tend to be long, and we believe that we are less than two years into a multiyear upswing relative to large-caps. We are also encouraged that after a period of rampant speculation, the market is rediscovering fundamentals, and long-term investing seems to be returning to vogue. Momentum investing is giving way to a sharper appreciation of earnings, cash flows, and valuations. This is a better environment for our valuation-sensitive growth approach. While we may struggle if value continues to outperform growth in the short term, we believe the fund is well positioned to achieve attractive returns in the years ahead.

Respectfully submitted,


/s/ Brian W.H. Berghuis

Brian W.H. Berghuis
President of the fund and chairman of its Investment Advisory Committee


/s/ John F. Wakeman

John F. Wakeman
Executive vice president of the fund

January 15, 2001

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE MID-CAP GROWTH FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/00
--------------------------------------------------------------------------------
 Waddell & Reed Financial                                                   2.5%
--------------------------------------------------------------------------------
 AmeriSource Health                                                         2.1
--------------------------------------------------------------------------------
 Concord EFS                                                                1.9
--------------------------------------------------------------------------------
 Western Wireless                                                           1.8
--------------------------------------------------------------------------------
 Lincare Holdings                                                           1.7
--------------------------------------------------------------------------------

 Affiliated Computer Services                                               1.6
--------------------------------------------------------------------------------
 Waters Corporation                                                         1.6
--------------------------------------------------------------------------------
 Devon Energy                                                               1.5
--------------------------------------------------------------------------------
 Omnicare                                                                   1.5
--------------------------------------------------------------------------------
 King Pharmceuticals                                                        1.5
--------------------------------------------------------------------------------

 Wellpoint Health Networks                                                  1.5
--------------------------------------------------------------------------------
 KLA-Tencor                                                                 1.4
--------------------------------------------------------------------------------
 Federated Investors                                                        1.4
--------------------------------------------------------------------------------
 TJX                                                                        1.3
--------------------------------------------------------------------------------
 St. Jude Medical                                                           1.2
--------------------------------------------------------------------------------

 Robert Half International                                                  1.2
--------------------------------------------------------------------------------
 Analog Devices                                                             1.2
--------------------------------------------------------------------------------
 Republic Services                                                          1.2
--------------------------------------------------------------------------------
 Tidewater                                                                  1.2
--------------------------------------------------------------------------------
 Manpower                                                                   1.2
--------------------------------------------------------------------------------

 Diamond Offshore Drilling                                                  1.2
--------------------------------------------------------------------------------
 Gilead Sciences                                                            1.1
--------------------------------------------------------------------------------
 Family Dollar Stores                                                       1.1
--------------------------------------------------------------------------------
 Heller Financial                                                           1.1
--------------------------------------------------------------------------------
 Teva Pharmaceutical                                                        1.1
--------------------------------------------------------------------------------

Total                                                                      36.1%

Note: Table excludes reserves.

T. ROWE PRICE MID-CAP GROWTH FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

6 Months Ended 12/31/00

Ten Best Contributors
--------------------------------------------------------------------------------
Lincare Holdings                                                        44(cent)
--------------------------------------------------------------------------------
AmeriSource Health                                                      38
--------------------------------------------------------------------------------
Omnicare                                                                38
--------------------------------------------------------------------------------
Concord EFS                                                             37
--------------------------------------------------------------------------------
Affiliated Computer Services                                            34
--------------------------------------------------------------------------------
Wellpoint Health Networks                                               25
--------------------------------------------------------------------------------
King Pharmaceuticals *                                                  25
--------------------------------------------------------------------------------
Waters Corporation                                                      20
--------------------------------------------------------------------------------
St. Jude Medical *                                                      19
--------------------------------------------------------------------------------
Waddell & Reed Financial                                                19
--------------------------------------------------------------------------------
Total                                                                  299(cent)

Ten Worst Contributors
--------------------------------------------------------------------------------
Circuit City Stores                                                    -33(cent)
--------------------------------------------------------------------------------
KLA-Tencor                                                              27
--------------------------------------------------------------------------------
Lattice Semiconductor                                                   25
--------------------------------------------------------------------------------
Allegiance Telecom                                                      24
--------------------------------------------------------------------------------
Western Wireless                                                        21
--------------------------------------------------------------------------------
Vitria Technology                                                       21
--------------------------------------------------------------------------------
Xilinx                                                                  21
--------------------------------------------------------------------------------
QLT                                                                     19
--------------------------------------------------------------------------------
Analog Devices                                                          18
--------------------------------------------------------------------------------
DoubleClick ***                                                         18
--------------------------------------------------------------------------------
Total                                                                 -227(cent)

  *   Position added
 **   Position eliminated
***   Position added and eliminated

T. ROWE PRICE MID-CAP GROWTH FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

MID-CAP GROWTH FUND -- ADVISOR CLASS

                               [LINEGRAPH OMITTED]]

TOTAL RETURN
--------------------------------------------------------------------------------

                                                              Since    Inception
Period Ended 12/31/00                                     Inception         Date
--------------------------------------------------------------------------------
Mid-Cap Growth Fund- Advisor Class                           -2.22%      3/31/00
--------------------------------------------------------------------------------

Investment return represents past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS               For a share outstanding throughout the period
--------------------------------------------------------------------------------

Mid-Cap Growth Advisor Class shares
                                                                      3/31/00
                                                                      Through
                                                                     12/31/00

NET ASSET VALUE
Beginning of period                                                 $   44.13
                                                                    ---------

Investment activities
  Net investment income (loss)                                           0.01*
  Net realized and
  unrealized gain (loss)                                                (1.04)

  Total from
  investment activities                                                 (1.03)

Distributions
  Net realized gain                                                     (3.27)

NET ASSET VALUE
End of period                                                       $   39.83
                                                                    =========

Ratios/Supplemental Data

Total return@                                                           (2.22)%
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                                                       0.70%+
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                                                               0.09%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                                  53.6%+
Net assets, end of period
(in thousands)                                                      $   2,303

--------------------------------------------------------------------------------

* The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. The per-share amounts for the investment activities of the Advisor Class may be inconsistent with the aggregate amounts presented elsewhere in the financial statements for the fund, due to the partial year of operations for the Advisor Class and the timing of sales and redemptions of shares in relation to fluctuating market values for the investment portfolio.
@ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
+     Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

PORTFOLIO OF INVESTMENTS                                    Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 93.4%

FINANCIAL 11.5%

Bank and Trust  0.7%
North Fork Bancorporation                                1,700,000   $    41,756
--------------------------------------------------------------------------------
                                                                          41,756
                                                                     -----------

Insurance  3.5%

ACE                                                      1,500,000        63,656
--------------------------------------------------------------------------------
MGIC Investment                                            850,000        57,322
--------------------------------------------------------------------------------
Progressive                                                150,000        15,544
--------------------------------------------------------------------------------
Protective Life                                          1,250,000        40,313
--------------------------------------------------------------------------------
Radian Group                                               725,000        54,420
--------------------------------------------------------------------------------
                                                                         231,255
                                                                     -----------

Financial Services  7.3%

Capital One Financial                                    1,100,000        72,394
--------------------------------------------------------------------------------
E*Trade Group *                                          1,500,000        11,086
--------------------------------------------------------------------------------
eSpeed (Class A) *                                         146,000         2,313
--------------------------------------------------------------------------------
Federated Investors (Class B)                            3,212,700        93,570
--------------------------------------------------------------------------------
Franklin Resources                                       1,750,000        66,675
--------------------------------------------------------------------------------
Heller Financial +                                       2,400,000        73,650
--------------------------------------------------------------------------------
Waddell & Reed Financial (Class A)                       2,150,000        80,894
--------------------------------------------------------------------------------
Waddell & Reed Financial (Class B)                       2,173,350        81,500
--------------------------------------------------------------------------------
                                                                         482,082
                                                                     -----------
Total Financial                                                          755,093
                                                                     -----------

HEALTH CARE  20.6%

Pharmaceuticals  4.8%

Allergan                                                   650,000        62,928
--------------------------------------------------------------------------------
ALZA *                                                     160,600         6,825
--------------------------------------------------------------------------------
King Pharmaceuticals *                                   1,900,000        98,206
--------------------------------------------------------------------------------
Shire Pharmaceuticals ADR *                              1,250,000        57,383
--------------------------------------------------------------------------------
Teva Pharmaceutical ADR                                  1,000,000        73,219
--------------------------------------------------------------------------------
Watson Pharmaceuticals *                                   325,000        16,636
--------------------------------------------------------------------------------
                                                                         315,197
                                                                     -----------
Biotechnology  6.8%

Abgenix *                                                  375,000        22,160
--------------------------------------------------------------------------------

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Affymetrix *                                               500,000   $    37,203
--------------------------------------------------------------------------------
Alkermes *                                                 325,000        10,207
--------------------------------------------------------------------------------
Cephalon *                                                 725,000        45,879
--------------------------------------------------------------------------------
Gilead Sciences *                                          900,000        74,644
--------------------------------------------------------------------------------
Human Genome Sciences *                                    185,000        12,823
--------------------------------------------------------------------------------
IDEC Pharmaceuticals *                                     215,000        40,749
--------------------------------------------------------------------------------
Incyte Genomics *                                          700,000        17,391
--------------------------------------------------------------------------------
Invitrogen *                                               650,000        56,144
--------------------------------------------------------------------------------
MedImmune *                                              1,075,000        51,298
--------------------------------------------------------------------------------
QLT *                                                    1,050,000        29,465
--------------------------------------------------------------------------------
Sepracor *                                                 600,000        48,037
--------------------------------------------------------------------------------
                                                                         446,000
                                                                     -----------

Medical Instruments and Devices  4.0%

Apogent Technologies *                                   2,650,000        54,325
--------------------------------------------------------------------------------
Cytyc *                                                    450,000        28,125
--------------------------------------------------------------------------------
St. Jude Medical *                                       1,325,000        81,405
--------------------------------------------------------------------------------
Waters *                                                 1,235,000       103,122
--------------------------------------------------------------------------------
                                                                         266,977
                                                                     -----------

Health Care Services  5.0%

Laboratory Corporation America *                            77,000        13,552
--------------------------------------------------------------------------------
Lincare Holdings *                                       2,000,000       114,062
--------------------------------------------------------------------------------
Omnicare +                                               4,600,000        99,475
--------------------------------------------------------------------------------
WebMD *                                                    500,000         3,977
--------------------------------------------------------------------------------
Wellpoint Health Networks *                                850,000        97,963
--------------------------------------------------------------------------------
                                                                         329,029
                                                                     -----------
Total Health Care                                                      1,357,203
                                                                     -----------

CONSUMER  6.6%

Soft Goods Retailers  1.3%

TJX                                                      3,025,000        83,944
--------------------------------------------------------------------------------
                                                                          83,944
                                                                     -----------

Hard Goods Retailers  4.6%

Best Buy *                                                 600,000        17,738
--------------------------------------------------------------------------------
BJ's Wholesale Club *                                    1,600,000        61,400
--------------------------------------------------------------------------------
Borders Group *                                          1,170,000        13,674
--------------------------------------------------------------------------------
Circuit City Stores                                      1,900,000        21,850
--------------------------------------------------------------------------------
Consolidated Stores *                                    1,950,000        20,719
--------------------------------------------------------------------------------

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Family Dollar Stores                                     3,450,000   $    73,959
--------------------------------------------------------------------------------
Garmin *                                                   575,000        11,410
--------------------------------------------------------------------------------
O'Reilly Automotive *                                    1,975,000        53,510
--------------------------------------------------------------------------------
Whole Foods Market *                                       500,000        30,516
--------------------------------------------------------------------------------
                                                                         304,776
                                                                     -----------

Restaurants  0.7%

Outback Steakhouse *                                     1,725,000        44,634
--------------------------------------------------------------------------------
                                                                          44,634
                                                                     -----------
Total Consumer                                                           433,354
                                                                     -----------

TECHNOLOGY  16.9%

Computer Software  6.0%

Electronic Arts *                                        1,225,000        52,254
--------------------------------------------------------------------------------
Informatica *                                              900,000        35,578
--------------------------------------------------------------------------------
Internet Security Systems *                                725,000        56,845
--------------------------------------------------------------------------------
Intuit *                                                 1,350,000        53,198
--------------------------------------------------------------------------------
Macromedia *                                               450,000        27,323
--------------------------------------------------------------------------------
Mercury Interactive *                                      462,700        41,744
--------------------------------------------------------------------------------
NetIQ *                                                    750,000        65,508
--------------------------------------------------------------------------------
Peregrine Systems *                                      2,350,000        46,339
--------------------------------------------------------------------------------
Vignette *                                                 600,000        10,894
--------------------------------------------------------------------------------
Vitria Technology *                                        800,000         6,175
--------------------------------------------------------------------------------
                                                                         395,858
                                                                     -----------

Semiconductors & Components  6.0%

Analog Devices *                                         1,550,000        79,341
--------------------------------------------------------------------------------
KLA-Tencor *                                             2,800,000        94,412
--------------------------------------------------------------------------------
Lattice Semiconductor *                                  3,650,000        66,955
--------------------------------------------------------------------------------
Maxim Integrated Products *                              1,000,000        47,781
--------------------------------------------------------------------------------
Molex (Class A)                                          1,000,000        25,469
--------------------------------------------------------------------------------
Novellus Systems *                                         750,000        26,883
--------------------------------------------------------------------------------
Xilinx *                                                 1,150,000        53,259
--------------------------------------------------------------------------------
                                                                         394,100
                                                                     -----------

Networking and Telecom Equipment  1.0%

McDATA *                                                   275,000        15,065
--------------------------------------------------------------------------------
Newport                                                    185,000        14,540
--------------------------------------------------------------------------------
QLogic *                                                   185,000        14,285
--------------------------------------------------------------------------------
Sonus Networks *                                           800,000        20,150
--------------------------------------------------------------------------------
                                                                          64,040
                                                                     -----------

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

E-Commerce  1.7%

CNET Networks *                                            950,000   $    15,200
--------------------------------------------------------------------------------
Exodus Communications *                                  2,500,000        49,922
--------------------------------------------------------------------------------
HomeStore.com *                                          1,250,000        25,195
--------------------------------------------------------------------------------
PurchasePro.com *                                          775,000        13,538
--------------------------------------------------------------------------------
RealNetworks *                                           1,223,100        10,645
--------------------------------------------------------------------------------
                                                                         114,500
                                                                     -----------

Computer Hardware/Peripherals  2.2%

Flextronics International *                              1,625,000        46,312
--------------------------------------------------------------------------------
Jabil Circuit *                                          1,700,000        43,138
--------------------------------------------------------------------------------
Sanmina *                                                  475,000        36,412
--------------------------------------------------------------------------------
SCI Systems *                                              800,000        21,100
--------------------------------------------------------------------------------
                                                                         146,962
                                                                     -----------
Total Technology                                                       1,115,460
                                                                     -----------

BUSINESS SERVICES  27.4%

Telecom Services  6.2%

Allegiance Telecom *                                     3,000,000        66,938
--------------------------------------------------------------------------------
Charter Communications (Class A) *                       2,100,000        47,709
--------------------------------------------------------------------------------
Crown Castle International *                             2,000,000        54,188
--------------------------------------------------------------------------------
McLeod USA *                                             3,950,000        55,794
--------------------------------------------------------------------------------
Rogers Communications                                    1,600,000        27,200
--------------------------------------------------------------------------------
Triton PCS Holdings *                                      959,600        32,776
--------------------------------------------------------------------------------
Western Wireless *                                       3,100,000       121,578
--------------------------------------------------------------------------------
                                                                         406,183
                                                                     -----------

Computer Services  7.2%

Affiliated Computer Services (Class A) *                 1,750,000       106,203
--------------------------------------------------------------------------------
BISYS Group *                                            1,100,000        57,681
--------------------------------------------------------------------------------
Ceridian *                                               1,568,000        31,262
--------------------------------------------------------------------------------
Concord EFS *                                            2,920,000       128,298
--------------------------------------------------------------------------------
Galileo International                                    1,900,000        38,000
--------------------------------------------------------------------------------
NOVA *                                                   2,400,000        47,850
--------------------------------------------------------------------------------
SunGard Data Systems *                                   1,425,000        67,153
--------------------------------------------------------------------------------
                                                                         476,447
                                                                     -----------

Distribution  3.6%

AmeriSource Health * +                                   2,766,300       139,698
--------------------------------------------------------------------------------
MSC Industrial Direct *                                  1,200,000        21,675
--------------------------------------------------------------------------------

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Sysco                                                    1,000,000   $    30,000
--------------------------------------------------------------------------------
Tech Data *                                              1,675,000        45,277
--------------------------------------------------------------------------------
                                                                         236,650
                                                                     -----------
Transportation  0.8%

C.H. Robinson Worldwide                                    500,000        15,734
--------------------------------------------------------------------------------
Expeditors International of Washington                     634,800        34,220
--------------------------------------------------------------------------------
                                                                          49,954
                                                                     -----------

Media and Advertising  3.3%

Catalina Marketing *                                     1,500,000        58,406
--------------------------------------------------------------------------------
Cox Radio (Class A) *                                    1,150,000        25,947
--------------------------------------------------------------------------------
Entercom Communications *                                  330,200        11,371
--------------------------------------------------------------------------------
Entravision Communications *                             1,200,000        22,050
--------------------------------------------------------------------------------
Lamar Advertising *                                      1,625,000        62,918
--------------------------------------------------------------------------------
TMP Worldwide *                                            700,000        38,544
--------------------------------------------------------------------------------
                                                                         219,236
                                                                     -----------

Environmental  1.2%

Republic Services (Class A) *                            4,600,000        79,063
--------------------------------------------------------------------------------
                                                                          79,063
                                                                     -----------

Miscellaneous Business Services  4.4%

CIBER *                                                    944,300         4,603
--------------------------------------------------------------------------------
Hertz                                                    1,000,000        34,125
--------------------------------------------------------------------------------
Iron Mountain *                                            731,500        27,157
--------------------------------------------------------------------------------
Keane *                                                  1,925,000        18,769
--------------------------------------------------------------------------------
Manpower                                                 2,050,000        77,900
--------------------------------------------------------------------------------
Robert Half International*                               3,050,000        80,825
--------------------------------------------------------------------------------
Viad                                                     2,050,000        47,150
--------------------------------------------------------------------------------
                                                                         290,529
                                                                     -----------

Engineering and Construction  0.5%

Martin Marietta Materials                                  850,000        35,955
--------------------------------------------------------------------------------
                                                                          35,955
                                                                     -----------

Utilities  0.2%

TNPC *                                                   1,500,000        14,719
--------------------------------------------------------------------------------
                                                                          14,719
                                                                     -----------
Total Business Services                                                1,808,736
                                                                     -----------

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                            Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

ENERGY  6.9%

Energy Services  4.3%

BJ Services *                                            1,050,000   $    72,319
--------------------------------------------------------------------------------
Diamond Offshore Drilling                                1,900,000        76,000
--------------------------------------------------------------------------------
Smith International *                                      750,000        55,922
--------------------------------------------------------------------------------
Tidewater                                                1,775,000        78,765
--------------------------------------------------------------------------------
                                                                         283,006
                                                                     -----------

Exploration and Production  2.6%

Devon Energy                                             1,650,000       100,600
--------------------------------------------------------------------------------
Ocean Energy *                                           4,100,000        71,238
--------------------------------------------------------------------------------
                                                                         171,838
                                                                     -----------
Total Energy                                                             454,844
                                                                     -----------

INDUSTRIAL  3.0%

Machinery  3.0%

Danaher                                                    850,000        58,119
--------------------------------------------------------------------------------
ITT Industries                                           1,450,000        56,187
--------------------------------------------------------------------------------
Pentair                                                  1,850,000        44,747
--------------------------------------------------------------------------------
Teleflex                                                   650,000        28,722
--------------------------------------------------------------------------------
United Rentals *                                           681,600         9,159
--------------------------------------------------------------------------------
Total Industrial                                                         196,934
                                                                     -----------


BASIC MATERIALS  0.2%

Metals and Mining  0.2%

Allegheny Technologies                                     975,000        15,478
--------------------------------------------------------------------------------
Total Basic Materials                                                     15,478
                                                                     -----------
Total Miscellaneous Common Stocks  0.3%                                   21,444
                                                                     -----------
Total Common Stocks (Cost  $4,813,311)                                 6,158,546
                                                                     -----------

SHORT-TERM INVESTMENTS  3.7%

Money Market Fund  3.7%

Government Reserve Investment Fund, 6.34% # +          243,588,823       243,589
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost  $243,589)                            243,589
                                                                     -----------

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities

97.1% of Net Assets (Cost $5,056,900)                                $ 6,402,135

Other Assets Less Liabilities                                            189,094
                                                                     -----------
NET ASSETS                                                           $ 6,591,229
                                                                     ===========

  #   Seven-day yield
  +   Affiliated company
  *   Non-income producing
ADR   American Depository Receipt

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

In thousands

Assets

Investments in securities, at value
  Affiliated companies (cost $467,666)                              $   556,412
  Other companies (cost $4,589,234)                                   5,845,723
                                                                    -----------
  Total investments in securities                                     6,402,135
Other assets                                                            235,380
                                                                    -----------
Total assets                                                          6,637,515
                                                                    -----------

Liabilities

Total liabilities                                                        46,286
                                                                    -----------

NET ASSETS                                                          $ 6,591,229
                                                                    ===========

Net Assets Consist of:
Accumulated net realized gain/loss - net of distributions           $      (944)
Net unrealized gain (loss)                                            1,345,235
Paid-in-capital applicable to 165,645,852 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       5,246,938
                                                                    -----------

NET ASSETS                                                          $ 6,591,229
                                                                    ===========

NET ASSET VALUE PER SHARE

Mid-Cap Growth shares
($6,588,926,612/165,588,045 shares outstanding)                     $     39.79
                                                                    ===========
Mid-Cap Growth Advisor Class shares
($2,302,515/57,807 shares outstanding)                              $     39.83
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                            Year
                                                                           Ended
                                                                        12/31/00

Investment Income (Loss)
Income
  Interest (including $28,986 from affiliated companies)              $  29,094
  Dividend                                                               16,418
                                                                      ---------
  Total income                                                           45,512
                                                                      ---------
Expenses
  Investment management                                                  39,493
  Shareholder servicing
    Mid-Cap Growth shares                                                10,496
    Mid-Cap Growth Advisor Class shares                                      --
  Registration                                                              411
  Prospectus and shareholder reports
    Mid-Cap Growth shares                                                   365
    Mid-Cap Growth Advisor Class shares                                      --
  Custody and accounting                                                    265
  Legal and audit                                                            27
  Directors                                                                  16
  Miscellaneous                                                              34
                                                                      ---------
  Total expenses                                                         51,107
  Expenses paid indirectly                                                  (67)
                                                                      ---------
  Net expenses                                                           51,040
                                                                      ---------
Net investment income (loss)                                             (5,528)
                                                                      ---------

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                                  462,840
Change in net unrealized gain or loss on securities                     (64,796)
                                                                      ---------
Net realized and unrealized gain (loss)                                 398,044
                                                                      ---------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 392,516
                                                                      =========

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                               Year
                                                              Ended
                                                           12/31/00         12/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                          $    (5,528)     $    (3,688)
  Net realized gain (loss)                                  462,840          335,431
  Change in net unrealized gain or loss                     (64,796)         631,785
                                                        ----------------------------
  Increase (decrease) in net assets from operations         392,516          963,528
                                                        ----------------------------

Distributions to shareholders
  Net realized gain
    Mid-Cap Growth shares                                  (483,683)        (233,452)
    Mid-Cap Growth Advisor Class shares                        (145)              --
                                                        ----------------------------
  Decrease in net assets from distributions                (483,828)        (233,452)
                                                        ----------------------------

Capital share transactions *
  Shares sold
    Mid-Cap Growth shares                                 2,524,900        2,030,839
    Mid-Cap Growth Advisor Class shares                       2,542               --
  Distributions reinvested
    Mid-Cap Growth shares                                   464,893          223,427
    Mid-Cap Growth Advisor Class shares                          --               --
  Shares redeemed
    Mid-Cap Growth shares                                (1,553,199)      (1,051,037)
    Mid-Cap Growth Advisor Class shares                         (75)              --
                                                        ----------------------------
  Increase (decrease) in net assets from
  capital share transactions                              1,439,061        1,203,229
                                                        ----------------------------

Net Assets
Increase (decrease) during period                         1,347,749        1,933,305
Beginning of period                                       5,243,480        3,310,175
                                                        ----------------------------

End of period                                           $ 6,591,229      $ 5,243,480
                                                        ============================

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                            Year
                                                           Ended
                                                        12/31/00       12/31/99

*Share information
    Shares sold
      Mid-Cap Growth shares                               60,286         56,953
      Mid-Cap Growth Advisor Class shares                     60             --
    Distributions reinvested
      Mid-Cap Growth shares                               11,865          6,083
      Mid-Cap Growth Advisor Class shares                     --             --
    Shares redeemed
      Mid-Cap Growth shares                              (37,228)       (29,497)
      Mid-Cap Growth Advisor Class shares                     (2)            --
                                                         -----------------------
    Increase (decrease) in shares outstanding             34,981         33,539

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The fund has two classes of shares - Mid-Cap Growth, offered since June 30, 1992, and Mid-Cap Growth Advisor Class, first offered on March 31, 2000. Mid-Cap Growth Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

      expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

      Class Accounting The Mid-Cap Growth Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets; no such fees were incurred during the period ended December 31, 2000. Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions are declared and paid by the fund on an annual basis.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

      Purchases and sales of portfolio securities, other than short-term securities, aggregated $3,873,957,000 and $2,929,595,000, respectively, for the year ended December 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

      In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to the current net operating loss, redemptions in-kind, and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.
--------------------------------------------------------------------------------
      Undistributed net investment income                         $   5,528,000
      Undistributed net realized gain                              (106,150,000)
      Paid-in-capital                                               100,622,000

      At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $5,056,900,000. Net unrealized gain aggregated $1,345,235,000 at period-end, of which $1,800,253,000 related to appreciated investments and $455,018,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $3,506,000 was payable at December 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Group (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      The manager has agreed to bear any expenses through December 31, 2001, which would cause Mid-Cap Growth Advisor Class's ratio of total expenses to average net assets to exceed 1.10%. Thereafter, through December 31, 2003, Mid-Cap Growth Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of expenses to average net assets to exceed 1.10%.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $8,141,000 for the year ended December 31, 2000, of which $764,000 was payable at period-end.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $28,986,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Mid-Cap Growth Advisor Class Shareholders of
T. Rowe Price Mid-Cap Growth Fund, Inc.

      In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Mid-Cap Growth Fund, Inc. at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


      PricewaterhouseCoopers LLP

      Baltimore, Maryland
      January 19, 2001

T. ROWE PRICE MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o     $9,580,000 from short-term capital gains,

o $520,195,000 from long-term capital gains, subject to the 20% rate gains category.
--------------------------------------------------------------------------------

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

      INVESTMENT SERVICES AND INFORMATION

      KNOWLEDGEABLE SERVICE REPRESENTATIVES

      By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

      In Person Available in T. Rowe Price Investor Centers.

      ACCOUNT SERVICES

      Checking Available on most fixed-income funds ($500 minimum).

      Automatic Investing From your bank account or paycheck.

      Automatic Withdrawal Scheduled, automatic redemptions.

      Distribution Options Reinvest all, some, or none of your distributions.

      Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

      BROKERAGE SERVICES*

      Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

      INVESTMENT INFORMATION

      Combined Statement Overview of all your accounts with T. Rowe Price.

      Shareholder Reports Fund managers' reviews of their strategies and results.

      T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

      Performance Update Quarterly review of all T. Rowe Price fund results.

      Insights Educational reports on investment strategies and financial markets.

      Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
      Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

      * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
      ** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information or to conduct transactions, 24 hours, 7 days a week By touch-tone telephone Tele*Access 1-800-638-2587
By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

Invest With Confidence(R)
T.RowePrice [LOGO]

T. Rowe Price Investment Services, Inc., Distributor.         E264-050  12/31/00